OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Repurchases (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 15, 2014	Dec. 31, 2013
Disclosure of detailed information about borrowings
Bond repurchase			$ 200
Borrowings	$ 75
Bonds USA
Disclosure of detailed information about borrowings
Bond repurchase		$ 350
Borrowings				$ 200